Average Annual Total Returns{- Fidelity Disruptive Communications Fund} - 05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-06 - Fidelity Disruptive Communications Fund
	Fidelity Disruptive Communications Fund Return Before Taxes Past 1 year	Fidelity Disruptive Communications Fund Return Before Taxes Since Inception		Fidelity Disruptive Communications Fund After Taxes on Distributions Past 1 year	Fidelity Disruptive Communications Fund After Taxes on Distributions Since Inception		Fidelity Disruptive Communications Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Disruptive Communications Fund After Taxes on Distributions and Sales Since Inception		Loyalty Class 1 Return Before Taxes Past 1 year	Loyalty Class 1 Return Before Taxes Since Inception		Loyalty Class 2 Return Before Taxes Past 1 year	Loyalty Class 2 Return Before Taxes Since Inception		Class F Return Before Taxes Past 1 year	Class F Return Before Taxes Since Inception		MS159 Past 1 year	MS159 Since Inception		IXXHY Past 1 year	IXXHY Since Inception
Total	11.25%	37.83%	[1]	9.34%	36.01%	[1]	6.91%	28.86%	[1]	11.52%	38.18%	[1]	11.78%	38.52%	[1]	12.33%	39.21%	[1]	18.90%	34.71%	[1]	1.77%	21.19%	[1]

[1]	(a)From April 16, 2020